Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 5.4%
DigiCo Infrastructure, REIT (A)	593,963	$ 1,127,441
Goodman Group, REIT	378,414	6,791,254
Lendlease Corp. Ltd.	544,688	2,023,503
National Storage, REIT	1,782,354	2,488,338
NEXTDC Ltd. (A)	281,043	2,012,963
Region RE Ltd., REIT	690,727	899,279
Stockland, REIT	944,576	2,914,541
		18,257,319
Belgium - 0.7%
VGP NV (B)	26,181	2,275,470
France - 1.5%
Unibail-Rodamco-Westfield, REIT (A)	62,770	5,292,164
Germany - 2.1%
Sirius Real Estate Ltd., REIT	1,287,116	1,404,924
Vonovia SE	212,117	5,708,131
		7,113,055
Hong Kong - 4.2%
CK Asset Holdings Ltd.	339,000	1,371,578
Hang Lung Group Ltd.	154,000	226,763
Hang Lung Properties Ltd.	331,000	283,180
Henderson Land Development Co. Ltd.	247,000	710,443
Link, REIT	1,076,819	5,046,156
Sun Hung Kai Properties Ltd.	470,000	4,477,995
Wharf Holdings Ltd. (B)	179,000	425,103
Wharf Real Estate Investment Co. Ltd.	785,000	1,906,077
		14,447,295
Japan - 11.3%
Daito Trust Construction Co. Ltd. (B)	12,400	1,268,820
Daiwa House Industry Co. Ltd. (B)	117,500	3,886,257
GLP J-REIT	909	731,264
Invincible Investment Corp., REIT	4,567	1,924,460
Japan Airport Terminal Co. Ltd. (B)	72,500	1,998,809
Japan Hotel Investment Corp., REIT	7,768	3,760,716
Katitas Co. Ltd.	137,400	1,820,286
KDX Realty Investment Corp., REIT	2,606	2,569,570
Mitsubishi Estate Co. Ltd.	631,600	10,324,089
Mitsui Fudosan Logistics Park, Inc., REIT	5,140	3,530,845
ORIX J-REIT, Inc.	2,539	2,986,415
Tokyu Fudosan Holdings Corp. (B)	570,200	3,825,785
		38,627,316
Singapore - 1.5%
CapitaLand Investment Ltd. (B)	1,266,100	2,560,691
Keppel DC, REIT	1,531,200	2,439,219
		4,999,910
Spain - 1.2%
Merlin Properties Socimi SA, REIT	382,962	4,084,905
Sweden - 1.4%
Castellum AB (A)(B)	199,014	2,193,315
Sagax AB, Class B	124,933	2,621,213
		4,814,528
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.2%
Swiss Prime Site AG	32,680	$ 4,010,428
United Kingdom - 3.9%
Derwent London PLC, REIT	62,321	1,486,087
Great Portland Estates PLC, REIT	433,430	1,665,652
Land Securities Group PLC, REIT	86,224	614,556
Tritax Big Box PLC, REIT	3,288,928	5,964,853
UNITE Group PLC, REIT	341,880	3,597,797
		13,328,945
United States - 62.0%
Agree Realty Corp., REIT	63,711	4,917,852
Alexandria Real Estate Equities, Inc., REIT	47,085	4,355,833
American Homes 4 Rent, Class A, REIT	153,795	5,814,989
AvalonBay Communities, Inc., REIT	68,796	14,764,998
Brixmor Property Group, Inc., REIT	155,058	4,116,790
BXP, Inc., REIT	85,008	5,711,688
Cousins Properties, Inc., REIT	86,662	2,556,529
CubeSmart, REIT	143,622	6,134,096
Digital Realty Trust, Inc., REIT	23,358	3,346,968
EastGroup Properties, Inc., REIT	33,810	5,955,632
EPR Properties, REIT	47,135	2,479,772
Equinix, Inc., REIT	19,827	16,165,944
Essential Properties Realty Trust, Inc., REIT	108,697	3,547,870
Extra Space Storage, Inc., REIT	56,490	8,388,200
Federal Realty Investment Trust, REIT	31,719	3,102,753
Healthpeak Properties, Inc., REIT	264,428	5,346,734
Iron Mountain, Inc., REIT	123,014	10,584,125
Lamar Advertising Co., Class A, REIT	23,831	2,711,491
Lineage, Inc., REIT	44,926	2,634,011
Mid-America Apartment Communities, Inc., REIT	55,516	9,303,371
Omega Healthcare Investors, Inc., REIT	84,442	3,215,551
Prologis, Inc., REIT	174,129	19,465,881
Realty Income Corp., REIT	102,472	5,944,401
Regency Centers Corp., REIT	65,801	4,853,482
Ryman Hospitality Properties, Inc., REIT	45,359	4,147,627
SBA Communications Corp., REIT	9,239	2,032,672
Simon Property Group, Inc., REIT	67,181	11,157,420
Sun Communities, Inc., REIT	36,509	4,696,518
Sunstone Hotel Investors, Inc., REIT	125,337	1,179,421
Ventas, Inc., REIT	139,129	9,566,510
Vertiv Holdings Co., Class A	12,062	870,876
VICI Properties, Inc., REIT	300,829	9,813,042
Welltower, Inc., REIT	81,385	12,468,996
		211,352,043
Total Common Stocks (Cost $336,335,759)		328,603,378
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (C)	8,356,825	8,356,825
Total Other Investment Company (Cost $8,356,825)		8,356,825
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp.,
1.80% (C), dated 03/31/2025, to be
repurchased at $8,632,177 on 04/01/2025.
Collateralized by a U.S. Government
Obligation, 0.88%, due 06/30/2026, and
with a value of $8,804,521.
$ 8,631,745	$ 8,631,745
Total Repurchase Agreement (Cost $8,631,745)	8,631,745
Total Investments (Cost $353,324,329)	345,591,948
Net Other Assets (Liabilities) - (1.4)%	(4,889,483)
Net Assets - 100.0%	$ 340,702,465
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”) Equity Securities Long(D)	GSI	Pay	03/20/2025	USD	3,896,728	1.1%	$4,006,208	$109,480
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/16/2025	USD	81,673	GBP	63,000	$296	$—
BNP	04/16/2025	HKD	1,218,000	USD	156,771	—	(167)
BOA	04/16/2025	USD	9,557	AUD	15,000	183	—
BOA	04/16/2025	USD	763,462	GBP	590,000	1,357	—
BOA	04/16/2025	USD	201,275	GBP	156,000	—	(230)
BOA	04/16/2025	USD	7,525,206	HKD	58,509,000	2,471	—
BOA	04/16/2025	USD	503,296	JPY	74,755,000	4,005	—
BOA	04/16/2025	CHF	343,000	USD	389,793	—	(1,349)
BOA	04/16/2025	EUR	10,000	USD	10,829	—	(7)
BOA	04/16/2025	HKD	591,000	USD	75,996	—	(9)
BOA	04/16/2025	JPY	66,302,000	USD	447,760	—	(4,927)
CITI	04/16/2025	GBP	480,000	USD	582,601	37,416	—
GSI	04/16/2025	USD	2,110,904	AUD	3,303,000	46,758	—
GSI	04/16/2025	AUD	2,872,000	USD	1,819,179	—	(24,378)
GSI	04/16/2025	AUD	3,000	USD	1,872	2	—
GSI	04/16/2025	EUR	333,000	USD	363,586	—	(3,205)
GSI	04/16/2025	GBP	22,000	USD	28,543	—	(126)
GSI	04/16/2025	NOK	1,739,000	USD	151,480	13,815	—
HSBC	04/16/2025	USD	1,093,829	AUD	1,728,000	13,950	—
HSBC	04/16/2025	USD	242,265	EUR	230,000	—	(6,647)
HSBC	04/16/2025	USD	216,650	GBP	167,000	935	—
HSBC	04/16/2025	USD	145,349	JPY	21,728,000	227	—
HSBC	04/16/2025	CAD	5,344,000	USD	3,722,451	—	(5,994)
HSBC	04/16/2025	CHF	222,000	USD	253,035	—	(1,623)
HSBC	04/16/2025	EUR	349,000	USD	379,378	—	(1,681)
HSBC	04/16/2025	EUR	55,000	USD	59,507	16	—
HSBC	04/16/2025	GBP	57,000	USD	73,758	—	(131)
HSBC	04/16/2025	HKD	4,122,000	USD	530,953	—	(971)
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/16/2025	ILS	13,641,000	USD	3,722,563	$—	$(52,529)
HSBC	04/16/2025	JPY	91,748,103	USD	591,234	21,553	—
HSBC	04/16/2025	NZD	407,000	USD	226,299	4,866	—
HSBC	04/16/2025	SEK	14,631,000	USD	1,302,830	154,141	—
HSBC	04/16/2025	SGD	4,971,000	USD	3,632,091	71,121	—
HSBC	04/16/2025	SGD	107,000	USD	80,431	—	(720)
JPM	04/16/2025	USD	1,034,927	AUD	1,682,000	—	(16,206)
JPM	04/16/2025	USD	3,531,165	EUR	3,422,000	—	(172,208)
JPM	04/16/2025	USD	1,085,499	GBP	858,000	—	(22,780)
JPM	04/16/2025	USD	338,930	JPY	51,928,000	—	(7,899)
JPM	04/16/2025	AUD	113,000	USD	70,384	233	—
JPM	04/16/2025	CHF	42,000	USD	46,217	1,347	—
JPM	04/16/2025	CHF	160,000	USD	182,536	—	(1,338)
JPM	04/16/2025	GBP	165,000	USD	206,147	6,983	—
SSB	04/16/2025	USD	624,692	AUD	994,000	3,510	—
SSB	04/16/2025	USD	568,350	CHF	506,000	—	(4,689)
SSB	04/16/2025	USD	112,947	GBP	92,000	—	(5,889)
SSB	04/16/2025	USD	519,324	GBP	401,000	1,351	—
SSB	04/16/2025	USD	218,321	JPY	32,551,000	911	—
SSB	04/16/2025	USD	128,421	SGD	173,000	—	(458)
SSB	04/16/2025	AUD	137,000	USD	85,417	198	—
SSB	04/16/2025	AUD	30,000	USD	18,871	—	(123)
SSB	04/16/2025	HKD	10,905,000	USD	1,403,459	—	(1,360)
SSB	04/16/2025	HKD	5,433,000	USD	698,122	421	—
SSB	04/16/2025	JPY	34,833,000	USD	228,436	4,214	—
SSB	04/16/2025	SGD	142,000	USD	104,092	1,693	—
SSB	04/16/2025	SGD	867,000	USD	650,726	—	(4,842)
UBS	04/16/2025	USD	10,510	AUD	17,000	—	(113)
UBS	04/16/2025	USD	349,804	AUD	556,000	2,342	—
UBS	04/16/2025	USD	784,091	GBP	606,000	1,320	—
UBS	04/16/2025	USD	154,772	JPY	23,509,000	—	(2,245)
UBS	04/16/2025	USD	206,003	SGD	281,000	—	(3,331)
UBS	04/16/2025	CHF	195,000	USD	216,237	4,598	—
UBS	04/16/2025	EUR	1,219,000	USD	1,278,784	40,448	—
UBS	04/16/2025	EUR	1,315,000	USD	1,433,964	—	(10,838)
UBS	04/16/2025	GBP	19,000	USD	24,022	520	—
UBS	04/16/2025	HKD	9,078,000	USD	1,168,106	—	(911)
UBS	04/16/2025	HKD	1,324,000	USD	170,158	74	—
UBS	04/16/2025	JPY	36,915,000	USD	239,720	6,836	—
UBS	04/16/2025	JPY	107,760,000	USD	730,487	—	(10,755)
UBS	04/16/2025	KRW	616,573,000	USD	424,461	—	(5,380)
Total						$450,111	$(376,059)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	19.6%	$67,711,308
Real Estate Management & Development	15.4	53,324,051
Retail REITs	13.1	45,330,297
Industrial REITs	13.0	45,073,740
Residential REITs	11.0	38,177,673
Health Care REITs	10.1	34,953,624
Office REITs	4.2	14,406,371
Diversified REITs	4.0	13,731,442
Hotel & Resort REITs	3.2	11,012,224
IT Services	0.6	2,012,963
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Transportation Infrastructure	0.6%	$1,998,809
Electrical Equipment	0.3	870,876
Investments	95.1	328,603,378
Short-Term Investments	4.9	16,988,570
Total Investments	100.0%	$ 345,591,948
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$211,352,043	$117,251,335	$—	$328,603,378
Other Investment Company	8,356,825	—	—	8,356,825
Repurchase Agreement	—	8,631,745	—	8,631,745
Total Investments	$219,708,868	$125,883,080	$—	$345,591,948
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$450,111	$—	$450,111
Over-the-Counter Total Return Swap Agreements - (CFD) (F)	—	109,480	—	109,480
Total Other Financial Instruments	$—	$559,591	$—	$559,591
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(376,059)	$—	$(376,059)
Total Other Financial Instruments	$—	$(376,059)	$—	$(376,059)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,339,988, collateralized by cash collateral of $8,356,825 and non-cash collateral, such as U.S. government securities of $4,624,823. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with a spread of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the
AUD-OIS-RBA and Federal Funds Rate.
The significant reference entities underlying the corresponding total return swap as of March 31, 2025, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Australia
National Storage, REIT	1,418,737	$1,968,025	49.12%
Region RE Ltd., REIT	782,471	1,012,079	25.26
		2,980,104
United States
Essential Properties Realty Trust, Inc., REIT	31,437	1,026,104	25.62
Total Common Stocks - Long		$4,006,208

Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Real Estate Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust